Commitments and Contingencies - Future minimum license payments under the license agreement (Details) - Lease Agreements [Member]	Aug. 31, 2019 USD ($)
2020	$ 922,000
2021	1,015,000
2022	817,000
Total minimum payments	$ 2,754,000